Loans - Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of internal credit grades [line items]
Gross residential mortgages	$ 207,749	$ 207,271
ECL allowance	1,639	1,618
Net loans	381,661
Gross personal	43,058	40,937
Gross credit card	12,673	$ 12,378
Gross business and government	119,820
Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	141,556
Gross personal	23,808
Gross credit card	3,405
Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	40,225
Gross personal	5,187
Gross credit card	1,797
Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	16,119
Gross personal	6,656
Gross credit card	4,519
Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	5,764
Gross personal	5,579
Gross credit card	2,252
High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	996
Gross personal	936
Gross credit card	538
Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	510
Gross personal	142
Gross credit card	0
Gross business and government	504
Not Rated [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,579
Gross personal	750
Gross credit card	162
Gross business and government	2,682
Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	42,753
Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	72,616
Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,265
Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	214
Net loans	207,535
Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	481
Net loans	42,577
Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	418
Net loans	12,255
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	526
Net loans	119,294
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	200,124
Net loans	362,615
Gross personal	38,925
Gross credit card	10,144
Gross business and government	113,872
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	141,556
Gross personal	23,808
Gross credit card	3,405
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	40,225
Gross personal	3,813
Gross credit card	1,747
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	15,321
Gross personal	5,954
Gross credit card	3,809
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	859
Gross personal	4,428
Gross credit card	1,011
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	245
Gross credit card	10
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Gross business and government	0
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Not Rated [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	2,163
Gross personal	677
Gross credit card	162
Gross business and government	2,397
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	42,532
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	68,798
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	145
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	27
Net loans	200,097
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	176
Net loans	38,749
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	88
Net loans	10,056
Stage 1 [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	159
Net loans	113,713
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	6,948
Net loans	18,048
Gross personal	3,951
Gross credit card	2,529
Gross business and government	5,327
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	1,374
Gross credit card	50
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	798
Gross personal	702
Gross credit card	710
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	4,905
Gross personal	1,151
Gross credit card	1,241
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	996
Gross personal	691
Gross credit card	528
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Gross business and government	0
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Not Rated [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	249
Gross personal	33
Gross credit card	0
Gross business and government	168
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	221
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	3,818
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	1,120
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	44
Net loans	6,904
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	196
Net loans	3,755
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	330
Net loans	2,199
Stage 2 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	137
Net loans	5,190
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	677
Net loans	998
Gross personal	182
Gross credit card	0
Gross business and government	621
Stage 3 [member] | Financial instruments credit-impaired [member] | Exceptionally Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Very Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Low [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Medium [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | High [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	0
Gross personal	0
Gross credit card	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Default [member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	510
Gross personal	142
Gross credit card	0
Gross business and government	504
Stage 3 [member] | Financial instruments credit-impaired [member] | Not Rated [Member]
Disclosure of internal credit grades [line items]
Gross residential mortgages	167
Gross personal	40
Gross credit card	0
Gross business and government	117
Stage 3 [member] | Financial instruments credit-impaired [member] | Investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Non investment grade [member]
Disclosure of internal credit grades [line items]
Gross business and government	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Watch list [member]
Disclosure of internal credit grades [line items]
Gross business and government	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of internal credit grades [line items]
ECL allowance	143
Net loans	534
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of internal credit grades [line items]
ECL allowance	109
Net loans	73
Stage 3 [member] | Financial instruments credit-impaired [member] | Credit card [member]
Disclosure of internal credit grades [line items]
ECL allowance	0
Net loans	0
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	230
Net loans	$ 391